S-K 1603(a) SPAC Sponsor	Sep. 11, 2026
SPAC Sponsor [Line Items]
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Name	Although our sponsor is permitted to undertake any activities permitted under the Limited Liability Companies Act (As Revised) of the Cayman Islands and other applicable law, our sponsor’s business is focused on investing in our company.
SPAC Sponsor Business, General Character [Text Block]	Dr. Paritosh M. Chakrabarti
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to a letter agreement to be entered with us, each of our sponsor, directors and officers has agreed to restrictions on its ability to transfer, assign, or sell the founder shares and private placement warrants, as summarized in the table below.

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares

The earlier of (A) one year after the completion of our initial business combination or earlier if, subsequent to our initial business combination, the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination and (B) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.

Leader’s Advantage Company, LLC Dr. Paritosh M. Chakrabarti Dr. George M. Constantinides Andrew Ang

Transfers permitted (a) to our or Clear Street or D. Boral Capital’s officers, directors, or consultants, any affiliate or family member of any of our or Clear Street or D. Boral Capital’s officers, directors or consultants, any members or partners of the sponsor or their affiliates and funds and accounts advised by such members or partners, any affiliates of the sponsor, or any employees of such affiliates, (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the shares or warrants were originally purchased; (f) pro rata distributions from our sponsor or Clear Street or D. Boral Capital to its respective members, partners or shareholders pursuant to our sponsor’s or Clear Street or D. Boral Capital’s limited liability company agreement or other charter documents; (g) by virtue of the laws of the Cayman Islands or our sponsor’s limited liability company agreement upon dissolution of our sponsor or upon dissolution of Clear Street or D. Boral Capital, (h) in the event of our liquidation prior to our consummation of our initial business

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions

combination; (i) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property or (j) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); provided, however, that in the case of clauses (a) through (g) and clause (j) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreements.

Private Placement Warrants	30 days after the completion of our initial business combination	Leader’s Advantage Company, LLC Dr. Paritosh M. Chakrabarti	Same as above
Private Placement Shares	30 days after the completion of our initial business combination	Clear Street LLC and D. Boral Capital LLC	Same as above
Any units, warrants, ordinary shares or any other securities convertible into, or exercisable or exchangeable for, any units, ordinary shares, founder shares or warrants	180 days	Leader’s Advantage Company, LLC Dr. Paritosh M. Chakrabarti

The representative in its sole discretion may release any of the securities subject to these lock-up agreements at any time without notice, other than in the case of the officers and directors, which shall be with notice. Our sponsor, officers and directors are also subject to separate transfer restrictions on their founder shares and private placement warrants pursuant to the letter agreement described in the immediately preceding paragraphs.

Up to 562,500 of the founder shares will be surrendered for no consideration depending on the extent to which the underwriters’ over-allotment option is exercised. In addition, in order to facilitate our initial business combination or for any other reason determined by our sponsor in its sole discretion, our sponsor may surrender or forfeit, transfer or exchange our founder shares, private placement warrants or any of our other securities, including for no consideration, as well as subject any such securities to earn-outs or other restrictions, or otherwise amend the terms of any such securities or enter into any other arrangements with respect to any such securities. We may also issue Class A ordinary shares upon conversion of the Class B ordinary shares at a ratio greater than one-to-one at the time of our initial business combination as a result of the anti-dilution provisions as set forth therein.